Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Taxes [Line Items]
Income tax rate	25.00%
Unfiled rate	25.00%
Valuation allowance	$ 7,230,751	$ 5,377,195
Shanghai Juhao [Member]
Taxes [Line Items]
Effective income tax description	Under Hong Kong’s two-tier tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits will be taxed at 8.25%, and the profits above HKD2 million will be taxed at 16.5%. Jowell Tech is not subject to income tax for 2024, 2023 and 2022 because it had no activities within the three years.